EQUITY FINANCING	12 Months Ended
Sep. 30, 2019
Liabilities and Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

19.         EQUITY FINANCING

In October 2018, we identified a strategic investor, Longhan Investment Management, Co., Ltd ("Longhan") and entered into a Share Subscription Agreement with Longhan, and the agreement was later assigned to Tiger Capital Fund SPC (“Tiger Fund”). On January 25, 2019, Tiger Fund purchased 1,397,680 shares of the Company’s common stock for an aggregate purchase price of US$7,743 (RMB53,599). In addition, Tiger Fund management has been awarded for 1 million shares of warrants with the strike price of $6.47 and expiration period of five years.